Subsequent events (Details Text) (Detail) R$ / shares in Units, shares in Thousands, R$ in Thousands			3 Months Ended	12 Months Ended
	Mar. 12, 2018	Jan. 15, 2018 BRL (R$)	Mar. 31, 2018	Dec. 31, 2017 shares	Jan. 26, 2018 $ / shares shares	Jan. 24, 2018 BRL (R$) R$ / shares
United States of America, Dollars
Subsequent events (Details Text)
Initial offer price per share | R$ / shares						R$ 21.50
Proceeds received from the shares offered by PagSeguro Digital, excluding charges and underwriting fees, totaled approximately | R$						R$ 1,100,000
BIVA
Subsequent events (Details Text)
Ownership - %			74.93%	59.31%
Total amount paid for this acquisition | R$		R$ 4,600
BIVA | Scenario, Previously Reported
Subsequent events (Details Text)
Ownership - %		75.13%
BIVA | Acquired an additional
Subsequent events (Details Text)
Ownership - %	0.50%	15.12%
BIVA | Acquired an additional | Scenario, Previously Reported
Subsequent events (Details Text)
Ownership - %		15.82%
Class A common shares
Subsequent events (Details Text)
Global offering of shares					121,193,388
Share-based payment arrangement				1,821,043
Class A common shares | Shares offered by PagSeguro Digital
Subsequent events (Details Text)
Global offering of shares					50,925,642
Initial offer price per share | $ / shares					$ 21.50
Class A common shares | Shares were offered by the controlling shareholder UOL
Subsequent events (Details Text)
Global offering of shares					70,267,746